Annual Total Returns [BarChart] - Harbor Small Cap Value Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	2.38%
2012	14.16%
2013	35.60%
2014	7.88%
2015	(3.66%)
2016	23.48%
2017	21.61%
2018	(15.97%)
2019	28.96%
2020	13.14%